Classification of financial assets and liabilities - Financial assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value
Mandatorily	kr 60,433	kr 65,687
Derivatives used for hedge accounting	2,944	1,969
Amortized cost	277,900	291,828
Total	341,277	359,484
Cash and cash equivalents
Financial assets at fair value
Amortized cost	7,259	5,219
Total	7,259	5,219
Treasuries/government bonds
Financial assets at fair value
Mandatorily	13,419	4,150
Total	13,419	4,150
Other interest-bearing securities except loans
Financial assets at fair value
Mandatorily	43,237	52,843
Total	43,237	52,843
Loans in the form of interest-bearing securities
Financial assets at fair value
Amortized cost	47,485	48,726
Total	47,485	48,726
Loans to credit institutions
Financial assets at fair value
Amortized cost	22,939	13,529
Total	22,939	13,529
Loans to the public
Financial assets at fair value
Amortized cost	200,216	224,354
Total	200,216	224,354
Derivatives
Financial assets at fair value
Mandatorily	3,776	8,674
Derivatives used for hedge accounting	2,944	1,969
Total	6,721	10,643
Shares
Financial assets at fair value
Mandatorily		20
Total	kr 0	kr 20